INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current	$ 501	$ 348	$ 200
Deferred	1,344	783	(9,049)
Current Federal, State and Local, Tax Expense (Benefit), Total	1,845	1,131	(8,849)
Domestic	1,768	1,256	(8,390)
Foreign	77	(125)	(459)
Taxes on income	$ 1,845	$ 1,131	$ (8,849)